INCOME TAX	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
INCOME TAX

Note 16. Income Taxes

Prior to the reorganization described in Note 1, the Company was taxed as a “flow-through” entity for U.S. income tax purposes. In lieu of corporate income taxes, the owners were taxed on their proportionate shares of the Company’s taxable income. The reorganization on February 28, 2020 results in the Company becoming taxable at the entity level as part of a consolidated corporate structure from that date forward. The “flow-through” entity had liabilities in excess of the tax basis of its assets at the time of the reorganization and therefore the partners recognized gain of $36.7 million. The Company received a step-up in the tax basis of its assets equal to this gain. The foreign entities included in these financials are subject to income taxes in their local jurisdictions.

U.S. and international components of income (loss) before income taxes is as follows:

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
U.S.	(28,573)	(147,196)
International	3,897	786
Loss before income taxes	$(24,676)	$(146,410)

Income tax expense (benefit) consisted of the following:

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Current expense (benefit)
Federal	$—	$—
State	179	201
Foreign	(99)	510
Total current	80	711
Deferred expense (benefit)
Federal	(4,617)	(15,230)
State	(901)	(3,003)
Foreign	2,070	(23)
Total deferred	(3,448)	(18,256)
Income tax expense (benefit)	$(3,368)	$(17,545)

A reconciliation of income tax expense benefit to the federal statutory rate is as follows:

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Income tax expense (benefit) at US statutory income tax rate	$(5,182)	$(30,746)
State income tax expense (benefit), net of federal benefit	(773)	(2,844)
Foreign rate differential	(304)	(179)
Goodwill impairment	—	16,624
Global intangible low-taxed income (“GILTI”) inclusion	1,095	22
Transaction costs	260	507
Other permanent differences	78	136
Step-up on C Corp conversion	—	(1,578)
Change in valuation allowance	632	513
Provision to return adjustments	(166)	—
Effect of change in foreign tax rates	1,181	—
Other	(189)	—
Income tax benefit	$(3,368)	$(17,545)
Effective tax rate	13.6%	12.0%

Deferred income tax assets and liabilities were recognized on temporary differences between the financial and tax basis of existing assets and liabilities as follows:

(Thousands)	December 31, 2021	December 31, 2020
Deferred tax assets
Liabilities and reserves	$3,501	$3,471
Interest limitation	8,884	4,906
Net operating losses	8,850	8,049
Transaction expenses	79	187
Inventories	—	630
Other	711	789
Total	22,025	18,032
Valuation allowance	(1,145)	(513)
Total deferred tax assets, net	$20,880	$17,519
Deferred tax liabilities
Property, plant and equipment	$(10,581)	$(10,501)
Intangible assets	(29,221)	(30,699)
Derivatives	(4,451)	(2,426)
Inventories	(2,035)	—
Other	(107)	(205)
Total	(46,395)	(43,831)
Net deferred tax liability	$(25,515)	$(26,312)

We establish a valuation allowance to reduce deferred tax assets if, based on the weight of the available evidence, both positive and negative, for each respective tax jurisdiction, it is more likely than not that some portion or all of the deferred tax assets will not be realized. In the US, the only source of income we considered was the reversal of taxable temporary differences. The reversals of the taxable temporary differences provided sufficient income in the US and no valuation allowance was recorded. The valuation allowance of $1.1 million and $0.5 million was recorded against certain foreign net operating losses as of December 31, 2021 and 2020, respectively. Activity in the valuation allowance is as follows:

(Thousands)	December 31, 2021	December 31, 2020
Beginning balance	$513	$—
Additions	632	513
Reductions	—	—
Ending Balance	$1,145	$513

As of December 31, 2021, the Company had federal net operating loss carryforwards of approximately $30.0 million which do not expire. As of December 31, 2021, the Company had post-apportionment state net operating loss carryforwards of approximately $38.6 million which begin to expire in 2031, and state tax credits of $0.1 million which begin to expire in 2023. As of December 31, 2021, the Company had foreign net operating loss carryforwards of approximately $4.1 million which begin to expire in 2026.

As of December 31, 2021 and 2020, the Company’s reserve for uncertain tax positions was $0.1 million and includes potential interest and penalties, which are recorded as a component of income tax expense (benefit). The Company does not expect any significant changes to unrecognized tax benefits within the next twelve months.

As a result of the U.S. Tax Cuts and Jobs Act of 2017, or the Tax Act, our accumulated foreign earnings have been subjected to U.S. tax. Moreover, all future foreign earnings will be subject to a new territorial tax system and dividends received deduction regime in the U.S. As of December 31, 2021, undistributed earnings of certain foreign subsidiaries of approximately $10.5 million are intended to be permanently reinvested outside the U.S. Accordingly, no provision for foreign withholding tax or state income taxes associated with a distribution of these earnings has been made. Determination of the amount of the unrecognized deferred tax liability on these unremitted earnings is not practicable.

We are subject to taxation in the United States and various states and foreign jurisdictions, including the United Kingdom. As of December 31, 2021, we have no tax years under examination by the IRS, and there are currently no state or foreign income tax examinations in process. The Company is subject to United States federal income tax examinations for years after 2017 and to state and foreign income tax examinations for years after 2016.

CIK 0001846136 Riverview Acquisition Corp
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets at December 31, 2021 is as follows:

December 31,
2021
Deferred tax assets
Net operating loss carryforward	$31,111
Startup/Organization Expenses	149,455
Unrealized gain/loss – Trust	(2,137)
Total deferred tax assets	178,429
Valuation Allowance	(178,429)
Deferred tax assets, net	$—

The income tax provision for the period from February 4, 2021 (inception) through December 31, 2021 consists of the following:

December 31,
2021
Federal
Current	$—
Deferred	(178,429)

State and Local
Current	—
Deferred	—

Change in valuation allowance	178,429

Income tax provision	$—

As of December 31, 2021, the Company had $148,147 of U.S. federal net operating loss carryovers available to offset future taxable income. The net operating losses generated do not expire.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 4, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $178,429.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the period from February 4, 2021 (inception) through December 31, 2021 is as follows:

December 31,
2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrants	(28.5)%
Change in fair value of over-allotment liability	(0.4)%
Transaction costs	4.8%
Meals and entertainment	0.0%
Valuation allowance	3.1%
Income tax provision	0.0%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to the recording of full valuation allowances on deferred tax assets and permanent differences.

The Company files income tax returns in the U.S. federal jurisdiction. The Company’s tax returns for the year ended December 31, 2021 remain open and subject to examination. The Company considers Tennessee to be a significant state tax jurisdiction.